Recoverable Taxes (Details) - Schedule of Recoverable Taxes - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Recoverable Taxes [Abstract]
Value-added tax on sales and services - ICMS / IVA / VAT / GST	$ 800,998	$ 919,634
Social contribution on billings - PIS and COFINS	412,131	502,397
Withholding income tax - IRRF / IRPJ	957,720	1,196,502
Excise tax - IPI	18,803	22,004
Reintegra	8,135	8,905
Other	11,385	13,953
Recoverable taxes	2,209,172	2,663,395
Current	672,629	919,120
Non-current	1,536,543	1,744,275
Total Recoverable Taxes	$ 2,209,172	$ 2,663,395